BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 11 - BASIC AND DILUTED NET LOSS PER SHARE

The basic and diluted net loss per share and weighted average number of shares of common stock used in the calculation of basic and diluted net loss per share were presented in the consolidated statements of comprehensive loss for the years ended December 31, 2022 and 2021.

Due to the net loss to common stockholders in each of the periods presented above, diluted loss per share was computed without consideration to potentially dilutive instruments as their inclusion would have been anti-dilutive. As of December 31, 2022 and 2021, potentially dilutive securities excluded from the diluted loss per share calculation are as follows:

	For the Years Ended December 31,
	2022	2021

Series A and B warrants 2013 and 2016	183	2,953
Warrant to underwriters 12.2019	138,307	175,889
Series A and B warrants 10.2022	2,044,990	-
Warrant to underwriters 10.2022	51,125	-
Outstanding options to purchase common stock	1,507,137	997,148

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)